COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure

17. COMMITMENTS AND CONTINGENCIES

In March 2003, the interests in cable networks and filmed entertainment held by TWE were transferred to Time Warner and all of Time Warner's interests in cable systems were transferred to the Company (the “TWE Restructuring”). Prior to the TWE Restructuring, TWE had various contingent commitments, including guarantees, related to the TWE non-cable businesses. In connection with the TWE Restructuring, some of these commitments were not transferred with their applicable non-cable business and they remain contingent commitments of TWE. Time Warner and its subsidiary, Warner Communications Inc., have agreed, on a joint and several basis, to indemnify TWE from and against any and all of these contingent liabilities, but TWE remains a party to these commitments. In connection with an internal reorganization discussed further in Note 19, on September 30, 2012, TWE merged with and into TWCE, with TWCE as the surviving entity.

TWC has cable franchise agreements containing provisions requiring the construction of cable plant and the provision of services to customers within the franchise areas. In connection with these obligations under existing franchise agreements, TWC obtains surety bonds or letters of credit guaranteeing performance to municipalities and public utilities and payment of insurance premiums. Such surety bonds and letters of credit as of December 31, 2013 and 2012 totaled $373 million and $353 million, respectively. Payments under these arrangements are required only in the event of nonperformance. TWC does not expect that these contingent commitments will result in any amounts being paid in the foreseeable future.

Contractual Obligations

The Company has obligations to make future payments for goods and services under certain contractual arrangements. These contractual obligations secure the future rights to various assets and services to be used in the normal course of the Company's operations. For example, the Company is contractually committed to make certain minimum lease payments for the use of property under operating lease agreements. In accordance with applicable accounting rules, the future rights and obligations pertaining to firm commitments, such as operating lease obligations and certain purchase obligations under contracts, are not reflected as assets or liabilities in the consolidated balance sheet.

The Company's total rent expense, which primarily includes facility rental expense and pole attachment rental fees, was $257 million in 2013, $237 million in 2012 and $202 million in 2011. The Company has lease obligations under various operating leases including minimum lease obligations for real estate and operating equipment.

The minimum rental commitments under long-term operating leases during the next five years are $149 million in 2014, $141 million in 2015, $131 million in 2016, $102 million in 2017, $89 million in 2018 and $300 million thereafter.

The following table summarizes the Company's aggregate contractual obligations outstanding as of December 31, 2013 under certain programming and content purchase agreements and various other contractual obligations (including amounts associated with data processing services, high-speed data connectivity, fiber-related and TWC Media obligations) and the estimated timing and effect that such obligations are expected to have on the Company's liquidity and cash flows in future periods (in millions):

2014	$5,636
2015 - 2016	9,805
2017 - 2018	7,042
Thereafter	13,825
Total	$36,308

Programming and content purchases represent contracts that the Company has with cable television networks and broadcast stations to provide programming services to its subscribers. The amounts included above represent estimates of the future programming costs for these contract requirements and commitments based on subscriber numbers and tier placement as of December 31, 2013 applied to the per-subscriber rates contained in these contracts. Actual amounts due under such contracts may differ from the amounts above based on the actual subscriber numbers and tier placements. These amounts also include programming rights negotiated directly with content owners for distribution on TWC-owned channels or networks and commitments related to TWC's role as an advertising and distribution sales agent for third party-owned channels and networks.

Minimum pension funding requirements have not been presented in the table above as such amounts have not been determined beyond 2013. The Company made no cash contributions to the qualified pension plans in 2013 and does not expect to make any discretionary cash contributions to these plans in 2014. For the nonqualified pension plan, the Company contributed $6 million during 2013 and will continue to make contributions in 2014 to the extent benefits are paid.

Legal Proceedings

On December 11, 2013, Constellation Technologies LLC, a wholly owned subsidiary of Rockstar Consortium US LP (“Rockstar”), filed a complaint in the U.S. District Court for the Eastern District of Texas alleging that the Company and its subsidiary, Time Warner Cable Enterprises LLC, infringe six patents purportedly relating to the Company's use of various technologies, including switched digital technology for video delivery, Multiprotocol Label Switching (“MPLS”) networks and data routing techniques, Ethernet passive optical networks and IP Multimedia Subsystem (“IMS”) protocols to provide video, high-speed data and voice services. Rockstar acquired these patents and others from Nortel Networks Limited, a wholly owned subsidiary of Nortel Networks Corporation, in 2011. The plaintiff is seeking unspecified monetary damages. On January 3, 2014, the plaintiff filed an Amended Complaint, and on February 7, 2014, the Company moved to dismiss certain allegations in the Amended Complaint. The Company intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

On December 19, 2011, Sprint Communications Company L.P. filed a complaint in the U.S. District Court for the District of Kansas alleging that the Company infringes 12 patents purportedly relating to Voice over Internet Protocol (“VoIP”) services. The plaintiff is seeking unspecified monetary damages as well as injunctive relief. The Company intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

The Company is the defendant in In re: Set-Top Cable Television Box Antitrust Litigation, ten purported class actions filed in federal district courts throughout the U.S. These actions are subject to a Multidistrict Litigation (“MDL”) Order transferring the cases for pretrial proceedings to the U.S. District Court for the Southern District of New York. On July 26, 2010, the plaintiffs filed a third amended consolidated class action complaint (the “Third Amended Complaint”), alleging that the Company violated Section 1 of the Sherman Antitrust Act, various state antitrust laws and state unfair/deceptive trade practices statutes by tying the sales of premium cable television services to the leasing of set-top converter boxes. The plaintiffs are seeking, among other things, unspecified treble monetary damages and an injunction to cease such alleged practices. On September 30, 2010, the Company filed a motion to dismiss the Third Amended Complaint, which the court granted on April 8, 2011. On June 17, 2011, the plaintiffs appealed this decision to the U.S. Court of Appeals for the Second Circuit. The Company intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

On August 9, 2010, the plaintiffs in Michelle Downs and Laurie Jarrett, et al. v. Insight Communications Company, L.P. filed a second amended complaint in a purported class action in the U.S. District Court for the Western District of Kentucky alleging that Insight Communications Company, L.P. violated Section 1 of the Sherman Antitrust Act by tying the sales of premium cable television services to the leasing of set-top converter boxes, which is similar to the federal claim against the Company in In re: Set-Top Cable Television Box Antitrust Litigation, discussed above. The plaintiffs are seeking, among other things, unspecified treble monetary damages and an injunction to cease such alleged practices. On July 19, 2013, the Company filed a motion for summary judgment, which argued that Insight Communications Company, L.P. did not coerce the plaintiffs to lease a set-top converter box, a necessary element of the plaintiffs' claim. The Company intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

On September 1, 2006, Ronald A. Katz Technology Licensing, L.P. (“Katz”) filed a complaint in the U.S. District Court for the District of Delaware alleging that the Company and several other cable operators, among other defendants, infringe 18 patents purportedly relating to the Company's customer call center operations and/or voicemail services. The plaintiff is seeking unspecified monetary damages as well as injunctive relief. On March 20, 2007, this case, together with other lawsuits filed by Katz, was made subject to a MDL Order transferring the cases for pretrial proceedings to the U.S. District Court for the Central District of California. On December 27, 2013, the parties executed a settlement agreement on terms that are not material to the Company and, on January 8, 2014, the court dismissed the action.

From time to time, the Company receives notices from third parties and, in some cases, is party to litigation alleging that certain of the Company's services or technologies infringe the intellectual property rights of others. Claims of intellectual property infringement could require TWC to enter into royalty or licensing agreements on unfavorable terms, incur substantial monetary liability or be enjoined preliminarily or permanently from further use of the intellectual property in question. In addition, certain agreements entered into by the Company may require it to indemnify the other party for certain third-party intellectual property infringement claims, which could increase the Company's damages and its costs of defending against such claims. Even if the claims are without merit, defending against the claims can be time consuming and costly.

Other Matters

The California Attorney General and the Alameda County, California District Attorney are investigating whether certain of the Company's waste disposal policies, procedures and practices are in violation of the California Business and Professions Code and the California Health and Safety Code. These entities are seeking injunctive relief, unspecified civil penalties and attorneys' fees. The Company is unable to predict the outcome of this investigation or reasonably estimate a range of possible loss.

As part of the TWE Restructuring, Time Warner agreed to indemnify the Company from and against any and all liabilities relating to, arising out of or resulting from specified litigation matters brought against the TWE non-cable businesses. Although Time Warner has agreed to indemnify the Company against such liabilities, TWE remains a named party in certain litigation matters. In connection with an internal reorganization, on September 30, 2012, TWE merged with and into TWCE, with TWCE as the surviving entity.

The costs and other effects of future litigation, governmental investigations, legal and administrative cases and proceedings (whether civil or criminal), settlements, judgments and investigations, claims and changes in pending matters (including those matters described above), and developments or assertions by or against the Company relating to intellectual property rights and intellectual property licenses, could have a material adverse effect on the Company's business, financial condition and operating results.